Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Other Assets
Other assets consist of:

	2021	2020
Preproduction costs related to long-term supply agreements	$668	$694
Long-term receivables	184	209
Unrealized gain on cash flow hedges [note 21]	11	16
Pension overfunded status [note 17[a]]	41	4
Other	58	40

	$962	$963